Supplemental consolidated statements of income information	12 Months Ended
Mar. 31, 2020
Other Income and Expenses [Abstract]
Supplemental consolidated statements of income information
21.	Supplemental consolidated statements of income information

(1)	Other operating (income) expense, net

Sony records transactions in other operating (income)
expense, net due to either the nature of the transaction or in consideration of factors including the relationship to Sony’s core operations.
Other operating (income)
expense, net is comprised of the following:

	Yen in millions
	March 31
	2018	2019	2020
Gain on sale of Sony City Osaki *1	(4,914)	—	—
Gain on remeasurement of EMI shares *2	—	(116,939)	—
Gain on remeasurement and sale of SRE shares *3	—	—	(17,266)
Gain on remeasurement of AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd. shares *4	—	—	(1,827)
(Gain) loss on purchase/sale of interests in subsidiaries and affiliates, net *5	(29,613)	(1,557)	(12,801)
(Gain) loss on sale, disposal or impairment of assets, net *6	38,599	46,928	29,778
Other	—	—	(1,495)

	4,072	(71,568)	(3,611)

*1	A portion of gain on sale and leaseback transactions is deferred and is amortized on a straight-line basis over the lease term.

*2	Refer to Notes 5 and 25.

*3	Refer to Note 5.

*4	Refer to Notes 5 and 25.

*5	Refer to Notes 25 and 26.

*6	Refer to Notes 9, 13, 20 and 26.

(2)	Research and development costs

Research and development costs charged to cost of sales for the fiscal years ended March 31, 2018, 2019 and 2020 were 458,518 million yen, 481,202 million yen and 499,290 million yen, respectively.
(3)	Advertising costs

Advertising costs included in selling, general and administrative expenses for the fiscal years ended March 31, 2018, 2019 and 2020 were 407,106 million yen, 385,500 million yen and 359,458 million yen, respectively.
(4)	Shipping and handling costs

Shipping and handling costs for finished goods included in selling, general and administrative expenses for the fiscal years ended March 31, 2018, 2019 and 2020 were 46,252 million yen, 51,757 million yen and 46,196 million yen, respectively, which included the internal transportation costs of finished goods.